LARGECAP FUND SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.8%			$149,163,757
(COST $121,985,143)

Communication Services - 14.0%			20,916,437
Entertainment - 5.4%
Activision Blizzard, Inc.		28,000	2,197,720
Electronic Arts Inc.		13,925	1,766,665
Netflix, Inc. (a)		4,580	1,023,905
Warner Bros. Discovery, Inc. (a)		234,950	3,110,738
Interactive Media & Services - 6.8%
Alphabet Inc. Class A (a)		63,800	6,904,436
Meta Platforms, Inc. Class A (a)		19,625	3,197,501
Media - 1.8%
Loyalty Ventures Inc. (a)		12,520	26,417
Paramount Global Class B		114,966	2,689,055

Consumer Discretionary - 8.1%			12,155,891
Distributors - 1.7%
LKQ Corp.		49,350	2,626,407
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp. (a)		71,950	2,707,479
Starbucks Corp.		15,050	1,265,254
Household Durables - 0.8%
TopBuild Corp. (a)		6,590	1,210,978
Internet & Direct Marketing Retail - 1.5%
eBay Inc.		51,570	2,275,784
Multiline Retail - 1.4%
Target Corp.		12,910	2,069,989

Consumer Staples - 5.8%			8,683,680
Food & Staples Retailing - 3.1%
Performance Food Group Co. (a)		37,975	1,897,991
Walgreens Boots Alliance, Inc.		76,800	2,692,608
Food Products - 1.3%
The Kraft Heinz Co.		52,950	1,980,330
Household Products - 1.4%
Kimberly-Clark Corp.		16,568	2,112,751

Energy - 1.9%			2,818,771
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp.		7,495	1,184,660
Exxon Mobil Corp.		17,095	1,634,111

Financials - 19.8%			29,536,874
Banks - 9.6%
Bank of America Corp.		92,625	3,113,126
Citigroup Inc.		63,040	3,076,982
Citizens Financial Group, Inc.		24,025	881,237
JPMorgan Chase & Co.		27,020	3,072,985
PNC Financial Services Group, Inc.		7,395	1,168,410
Wells Fargo & Co.		45,875	2,005,196
Zions Bancorporation, N.A.		17,550	965,777
Capital Markets - 7.1%
Intercontinental Exchange, Inc.		15,400	1,553,090
Northern Trust Corp.		22,485	2,138,099
State Street Corp.		45,500	3,109,925
The Charles Schwab Corp.		30,400	2,156,880
The Goldman Sachs Group, Inc.		5,000	1,663,350
Consumer Finance - 2.1%
Bread Financial Holdings Inc.		58,550	2,250,076
Discover Financial Services		9,120	916,469
Insurance - 1.0%
Fidelity National Financial, Inc.		37,475	1,465,272

Health Care - 16.1%			24,069,064
Biotechnology - 3.4%
AbbVie Inc.		11,750	1,579,905
Amgen Inc.		5,975	1,435,792
Exact Sciences Corp. (a)		60,300	2,143,665
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories		6,575	674,924
Health Care Providers & Services - 7.3%
Cigna Corp.		6,650	1,884,942
CVS Health Corp.		27,275	2,677,041
HCA Healthcare, Inc.		8,550	1,691,788
McKesson Corp.		4,460	1,636,820
UnitedHealth Group Inc.		5,675	2,947,198
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.		19,550	1,317,865
Johnson & Johnson		8,850	1,427,859
Merck & Co., Inc.		15,800	1,348,688
Pfizer Inc.		55,225	2,497,827
Viatris Inc.		84,267	804,750

Industrials - 6.7%			10,021,152
Aerospace & Defense - 1.0%
General Dynamics Corp.		6,775	1,551,001
Air Freight & Logistics - 1.7%
FedEx Corp.		12,200	2,571,882
Industrial Conglomerates - 3.0%
General Electric Co.		46,550	3,418,632
3M Co.		7,975	991,691
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.		16,976	1,487,946

Information Technology - 25.6%			38,242,388
Communications Equipment - 3.2%
Cisco Systems, Inc.		68,110	3,045,879
Lumentum Holdings Inc. (a)		10,125	845,944
Viavi Solutions Inc. (a)		58,735	826,989
Electronic Equipment, Instruments & Components - 3.3%
Corning Inc.		56,550	1,940,796
II-VI Inc. (a)		45,550	2,151,327
Keysight Technologies, Inc. (a)		4,950	811,256
IT Services - 5.3%
Fiserv, Inc. (a)		33,649	3,404,942
PayPal Holdings, Inc. (a)		40,935	3,824,966
Visa Inc. Class A		3,750	745,163
Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.		11,000	1,666,830
Infineon Technologies A.G. ADR		63,775	1,564,401
NXP Semiconductors N.V.		9,600	1,579,968
Qualcomm Inc.		29,580	3,912,547
Software - 5.3%
Microsoft Corp.		19,776	5,170,831
Oracle Corp.		35,975	2,667,546
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.		25,970	4,083,003

Materials - 1.0%			1,531,060
Metals & Mining - 1.0%
Freeport-McMoRan Inc.		51,725	1,531,060

Real Estate - 0.8%			1,188,440
Real Estate Management & Development - 0.8%
Colliers Int'l. Group Inc.		10,175	1,188,440

SHORT-TERM INVESTMENTS - 0.0%^			254
(COST $254)

Money Market Funds - 0.0%^			254
First American Government Obligations Fund Class X, 2.04% (b)		254	254

TOTAL INVESTMENTS - 99.8% (COST $121,985,397)			149,164,011

NET OTHER ASSETS AND LIABILITIES - 0.2%			237,826

NET ASSETS - 100.0%			$149,401,837

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2022.
^	Rounds to 0.0%.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$ 20,916,437	$ –	$ –	$ 20,916,437
Consumer discretionary	12,155,891	–	–	12,155,891
Consumer staples	8,683,680	–	–	8,683,680
Energy	2,818,771	–	–	2,818,771
Financials	29,536,874	–	–	29,536,874
Health care	24,069,064	–	–	24,069,064
Industrials	10,021,152	–	–	10,021,152
Information technology	38,242,388	–	–	38,242,388
Materials	1,531,060	–	–	1,531,060
Real Estate	1,188,440	–	–	1,188,440
Total common stocks	149,163,757	–	–	149,163,757
Short-term investments
Money market funds	254	–	–	254
Total short-term investments	254	–	–	254
Total investments	$ 149,164,011	$ –	$ –	$ 149,164,011

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2022.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.